Segments - Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Oct. 04, 2014	Jul. 05, 2014	Apr. 05, 2014	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales	$ 5,003,753	$ 5,701,869	$ 5,291,075	$ 5,108,444	$ 4,894,750	$ 4,940,936	$ 4,665,588	$ 4,550,772	$ 21,105,141	$ 19,052,046	$ 19,429,273
Earnings before income taxes and noncontrolling interests									1,204,577	791,123	852,940
Depreciation expense									652,000	535,852	534,010
Total assets	15,615,927				15,203,283				15,615,927	15,203,283	14,152,059
Amortization expense									72,423	74,356	73,011
Capital expenditures									568,867	1,230,418	1,019,334
Steel Mills [Member]
Segment Reporting Information [Line Items]
Earnings before income taxes and noncontrolling interests									1,594,352	1,156,715	1,162,270
Depreciation expense									366,568	332,258	366,182
Total assets	9,097,576				8,365,023				9,097,576	8,365,023	7,894,974
Amortization expense									15,269	13,911	8,750
Capital expenditures									343,767	589,621	369,463
Steel Products [Member]
Segment Reporting Information [Line Items]
Earnings before income taxes and noncontrolling interests									166,323	82,129	(17,140)
Depreciation expense									42,777	42,737	47,948
Total assets	2,885,209				2,861,403				2,885,209	2,861,403	2,935,146
Amortization expense									27,644	31,082	35,152
Capital expenditures									27,262	22,472	31,698
Raw Materials [Member]
Segment Reporting Information [Line Items]
Earnings before income taxes and noncontrolling interests									(29,053)	13,686	55,264
Depreciation expense									235,443	154,065	112,939
Total assets	3,927,159				3,956,913				3,927,159	3,956,913	3,400,690
Amortization expense									29,510	29,363	29,109
Capital expenditures									197,252	610,745	604,312
Net Sales to External Customers [Member]
Segment Reporting Information [Line Items]
Net sales									21,105,141	19,052,046	19,429,273
Net Sales to External Customers [Member] | Steel Mills [Member]
Segment Reporting Information [Line Items]
Net sales									14,723,642	13,311,948	13,781,797
Net Sales to External Customers [Member] | Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales									4,032,385	3,607,333	3,738,381
Net Sales to External Customers [Member] | Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales									2,349,114	2,132,765	1,909,095
Intercompany Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales
Intercompany Eliminations [Member] | Steel Mills [Member]
Segment Reporting Information [Line Items]
Net sales									2,904,317	2,563,554	2,609,411
Intercompany Eliminations [Member] | Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales									105,383	97,090	71,277
Intercompany Eliminations [Member] | Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales									9,618,145	9,116,860	9,514,163
Intercompany Eliminations [Member] | Corporate/Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales									(12,627,845)	(11,777,504)	(12,194,851)
Earnings before income taxes and noncontrolling interests									(527,045)	(461,407)	(347,454)
Total assets	(294,017)				19,944				(294,017)	19,944	(78,751)
Corporate [Member]
Segment Reporting Information [Line Items]
Depreciation expense									7,212	6,792	6,941
Capital expenditures									$ 586	$ 7,580	$ 13,861